Goodwill and Identifiable Intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Net Carrying Amount of Goodwill by Segment
Changes in the net carrying amount of goodwill by segment were as follows:

(in millions of dollars)	ACCO Brands North America		ACCO Brands International		Computer Products Group	Total

Balance at December 31, 2010	$78.0	(1)	$52.1	(1)	$6.8	$136.9
Translation	(0.2)		(1.7)		—	(1.9)
Balance at December 31, 2011	77.8		50.4		6.8	135.0
Mead C&OP acquisition	318.7		144.7		—	463.4
Translation	(0.2)		(8.8)		—	(9.0)
Balance at December 31, 2012	$396.3		$186.3		$6.8	$589.4
Goodwill	$527.2		$270.5		$6.8	$804.5
Accumulated impairment losses	(130.9)		(84.2)		—	(215.1)
Balance at December 31, 2012	$396.3		$186.3		$6.8	$589.4

(1)
We implemented certain organizational changes in conjunction with the Merger. Effective as of the second quarter of 2012, our former ACCO Brands Americas segment became ACCO Brands North America as the pre-acquisition Latin America business was moved into the ACCO Brands International segment. Goodwill associated with our legacy ACCO Brands Latin America business is therefore now included in the ACCO Brands International segment.

Allocations of Indentifiable Intangible Assets
The allocations of the acquired identifiable intangibles acquired in the Merger are as follows:

(in millions of dollars)	Estimated Fair Value	Estimated Average Remaining Useful Life
Trade names - indefinite lived	$415.3	Indefinite
Trade names - finite lived	50.3	10-15 years
Customer relationships	77.6	10-15 years
	$543.2

Gross Carrying Value and Accumulated Amortization by Class of Identifiable Intangible Assets
The gross carrying value and accumulated amortization by class of identifiable intangible assets as of December 31, 2012 and 2011 are as follows:

	December 31, 2012					December 31, 2011
(in millions of dollars)	Gross Carrying Amounts		Accumulated Amortization		Net Book Value	Gross Carrying Amounts		Accumulated Amortization		Net Book Value
Indefinite-lived intangible assets:
Trade names	$524.9		$(44.5)	(1)	$480.4	$138.2	(2)	$(44.5)	(1)	$93.7
Amortizable intangible assets:
Trade names	130.9	(2)	(36.7)		94.2	58.0		(27.8)		30.2
Customer and contractual relationships	103.7		(32.7)		71.0	26.1		(21.5)		4.6
Patents/proprietary technology	10.4		(9.4)		1.0	10.4		(8.5)		1.9
Subtotal	245.0		(78.8)		166.2	94.5		(57.8)		36.7
Total identifiable intangibles	$769.9		$(123.3)		$646.6	$232.7		$(102.3)		$130.4

(1)	Accumulated amortization prior to the adoption of authoritative guidance on goodwill and other intangible assets, at which time further amortization ceased.

(2)	A trade name with a gross carrying value of $21.4 million has been reclassified to amortizable intangible assets effective in the second quarter of 2012.

Estimated Amortization Expense for Future Periods
Estimated amortization expense for amortizable intangible assets for the next five years is as follows:

(in millions of dollars)	2013	2014	2015	2016	2017
Estimated amortization expense	$24.7	$22.2	$19.9	$17.5	$14.3